Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended													3 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Other Commitments Minimum	Dec. 31, 2012 Other Commitments Maximum	Dec. 31, 2012 Other Commitments Short Term	Dec. 31, 2012 Other Commitments Long Term	Mar. 31, 2013 Brazil Tax Claim USD ($)	Mar. 31, 2013 Brazil Tax Claim BRL	Dec. 31, 2012 Brazil Tax Claim USD ($)	Dec. 31, 2012 Brazil Tax Claim BRL	Mar. 31, 2013 Environmental Institution of Parana IAP USD ($)	Mar. 31, 2013 Environmental Institution of Parana IAP BRL	Dec. 31, 2012 Environmental Institution of Parana IAP USD ($)	Dec. 31, 2012 Environmental Institution of Parana IAP BRL	Aug. 10, 2005 Environmental Institution of Parana IAP BRL	Mar. 31, 2013 Geismar, LA USD ($)	Dec. 31, 2012 Geismar, LA USD ($)	Dec. 31, 2011 Geismar, LA USD ($)
Commitment And Contingencies [Line Items]
Liability	$ 32	$ 37	$ 34										$ 15	31	$ 14	30	12	$ 16	$ 17	$ 17
Accrued Environmental Loss Contingencies, Current	6	10	9
Discount rate assumed to record at present value																		3.00%	3.00%
Undiscounted Liability Expected to be Paid																		Over the next 25 years	Over the next 25 years
Geismar, LA site contingency, accrual, undiscounted amount																		24	24
Accrual for environmental loss contingencies, undiscounted, due ratably over the next five years																		6	6
Liabilities expected to be paid with in the next five years		5	5
Estimated Litigation Liability	7	22	22						35	70	34	70
Estimated Litigation Liability, Current	3	8	8
Duration of contracts					1 year	20 years
Notice period required for contract termination							90 days	Three years
One-time Compensation Payment Receivable	23			16
Gain (Loss) on Contract Termination	$ 21